Schedule of Detailed Short-term Bank Debt (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Bank Loans Schedule Of Detailed Short-term Bank Debt 1	$ 0
Bank Loans Schedule Of Detailed Short-term Bank Debt 2	2,311,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 3	3,600,375
Bank Loans Schedule Of Detailed Short-term Bank Debt 4	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 5	2,759,327
Bank Loans Schedule Of Detailed Short-term Bank Debt 6	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 7	1,440,150
Bank Loans Schedule Of Detailed Short-term Bank Debt 8	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 9	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 10	3,082,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 11	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 12	3,837,089
Bank Loans Schedule Of Detailed Short-term Bank Debt 13	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 14	5,827,600
Bank Loans Schedule Of Detailed Short-term Bank Debt 15	7,799,852
Bank Loans Schedule Of Detailed Short-term Bank Debt 16	$ 15,058,189